Brandes International ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks – 98.7%
Austria – 1.7%
Erste Group Bank AG .......................................................... 44,572 $ 3,067,921
Brazil – 7.3%
Ambev SA, ADR .............................................................. 1,615,927 3,765,110
Embraer SA, ADR* ............................................................ 81,001 3,742,246
Petroleo Brasileiro SA, ADR ..................................................... 281,728 3,673,733
Telefonica Brasil SA, ADR ....................................................... 250,955 2,188,328
13,369,417
Canada – 3.9%
CAE, Inc.* ................................................................... 104,545 2,570,761
Nutrien Ltd. .................................................................. 46,657 2,317,453
Open Text Corp. .............................................................. 90,961 2,297,675
7,185,889
China – 4.5%
Alibaba Group Holding Ltd., ADR ................................................. 38,309 5,065,599
China Resources Beer Holdings Co. Ltd. ........................................... 868,000 3,134,943
8,200,542
France – 18.9%
BNP Paribas SA, ADR ......................................................... 97,775 4,083,084
Capgemini SE ................................................................ 11,984 1,787,082
Carrefour SA ................................................................. 278,774 3,980,980
Danone SA, ADR ............................................................. 162,412 2,486,528
Engie SA .................................................................... 130,007 2,532,731
Kering SA, ADR ............................................................... 129,237 2,679,083
Orange SA ................................................................... 285,882 3,704,191
Pernod Ricard SA ............................................................. 22,053 2,173,974
Publicis Groupe SA ............................................................ 24,011 2,249,759
Sanofi SA .................................................................... 42,558 4,685,402
Societe BIC SA ............................................................... 28,707 1,941,192
TotalEnergies SE .............................................................. 37,692 2,429,063
34,733,069
Germany – 6.9%
Deutsche Post AG ............................................................. 86,014 3,668,196
Heidelberg Materials AG ........................................................ 10,522 1,790,700
Henkel AG & Co. KGaA ......................................................... 51,346 3,691,144
Infineon Technologies AG ....................................................... 50,815 1,668,401
SAP SE, ADR ................................................................ 7,018 1,883,912
12,702,353
Hong Kong – 0.6%
First Pacific Co. Ltd. ........................................................... 1,718,000 1,040,034
Italy – 4.1%
Buzzi SpA ................................................................... 42,504 2,030,275
Eni SpA ..................................................................... 153,475 2,370,387
Intesa Sanpaolo SpA ........................................................... 605,476 3,096,217
7,496,879
Japan – 12.7%
Astellas Pharma, Inc. .......................................................... 327,900 3,171,776
Bridgestone Corp. ............................................................. 72,600 2,910,506
Honda Motor Co. Ltd. .......................................................... 272,200 2,443,684

Brandes International ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Shares Value
Common Stocks (continued)
Japan (continued)
Kubota Corp. ................................................................. 219,400 $ 2,686,381
Makita Corp. ................................................................. 55,500 1,827,855
Mitsubishi UFJ Financial Group, Inc. .............................................. 104,167 1,400,828
Sumitomo Mitsui Trust Holdings, Inc. .............................................. 132,200 3,288,645
Takeda Pharmaceutical Co. Ltd. .................................................. 193,300 5,704,379
23,434,054
Mexico – 7.1%
America Movil SAB de CV, ADR .................................................. 197,606 2,809,958
Cemex SAB de CV, ADR ....................................................... 488,815 2,742,252
Fibra Uno Administracion SA de CV REIT .......................................... 2,646,946 3,093,543
Kimberly-Clark de Mexico SAB de CV, Class A ...................................... 924,016 1,515,317
Wal-Mart de Mexico SAB de CV .................................................. 1,078,308 2,970,608
13,131,678
Netherlands – 6.2%
Heineken Holding NV .......................................................... 73,538 5,314,277
Koninklijke Philips NV* ......................................................... 100,149 2,543,785
STMicroelectronics NV ......................................................... 168,057 3,630,721
11,488,783
Singapore – 1.3%
Wilmar International Ltd. ........................................................ 968,700 2,414,363
South Korea – 0.6%
Shinhan Financial Group Co. Ltd., ADR ............................................ 35,033 1,123,859
Spain – 1.5%
Grifols SA, ADR* .............................................................. 392,533 2,790,910
Switzerland – 6.3%
Cie Financiere Richemont SA, Class A ............................................. 9,216 1,593,204
Novartis AG, ADR ............................................................. 23,629 2,634,161
Swatch Group AG (The) ........................................................ 114,222 3,918,212
UBS Group AG ............................................................... 110,218 3,375,977
11,521,554
Taiwan – 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 5,939 985,874
United Kingdom – 14.6%
Barclays PLC, ADR ............................................................ 59,373 911,969
GSK PLC, ADR ............................................................... 137,867 5,340,968
J Sainsbury PLC, ADR ......................................................... 237,248 2,914,022
Kingfisher PLC, ADR ........................................................... 353,348 2,328,563
Reckitt Benckiser Group PLC, ADR ............................................... 203,600 2,764,888
Rolls-Royce Holdings PLC, ADR* ................................................. 218,037 2,138,943
Shell PLC, ADR ............................................................... 33,404 2,447,845
Smith & Nephew PLC, ADR ..................................................... 119,931 3,402,443
Tesco PLC, ADR .............................................................. 161,187 2,079,312
WPP PLC ................................................................... 350,095 2,626,368
26,955,321
Total Common Stocks (Cost $175,459,061) ....................................................... 181,642,500

Brandes International ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
Shares Value
Money Market Funds – 1.4%
JP Morgan US Treasury Plus Money Market Fund, 4.23%(a)
(Cost $2,511,373) ........................................................... 2,511,373 $ 2,511,373
Total Investments – 100.1%
(Cost $177,970,434) ......................................................................... $ 184,153,873
Liabilities in Excess of Other Assets – (0.1)% ....................................................... (235,715)
Net Assets – 100.0% .......................................................................... $ 183,918,158
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2025.
ADR : American Depositary Receipt
PLC : Public Limited Company
REIT : Real Estate Investment Trust